Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Commitments And Contingencies
Commitments and Contingencies
19.	Commitments and contingencies

On February 23, 2018 the Company entered into lease agreement for a new office space as part of the plan to expand operation, the lease is set to commence Commencing March 1, 2018. The term of the lease is for a (5) Five Years with 1 month free on the 1st year of the term. The monthly rent on the 1st year will be $11,770 with a 3% increase for each subsequent year. Total commitment for the full term of the lease will be $737,367. As of the date of this filing, this property became the headquarter of the company.

Six Months Ended
December 31, 2019
Lease Cost
Operating lease cost (included in general and administration in the Company’s unaudited condensed statement of operations)	$74,988

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the six months ended December 31, 2019	$72,738
Remaining lease term – operating leases (in years)	3.17
Average discount rate – operating leases	10%
The supplemental balance sheet information related to leases for the period are as follows:
Operating leases
Right-of-use assets	$416,421
Total operating lease assets	$416,421

Short-term operating lease liabilities	$110,824
Long-term operating lease liabilities	$318,083
Total operating lease liabilities	$428,907

Maturities of the Company’s lease liabilities are as follows:

Period ending June 30,	Operating
Lease
2020	$ 146,932
2021	151,344
2022	155,888
2023	105,984
Total lease payments	560,148

Less: Imputed interest/present value discount	104,558
Present value of lease liabilities	$ 455,590

17. Commitments and Contingencies

On February 23, 2018 the Company entered into lease agreement for a new office space as part of the plan to expand operation, the lease is set to commence Commencing March 1, 2018. The term of the lease is for a (5) Five Years with 1 month free on the 1st year of the term. The monthly rent on the 1st year will be $11,770 with a 3% increase for each subsequent year. Total commitment for the full term of the lease will be $737,367. As of the date of this filing, this property became the headquarter of the company.